Board Compensation and Key Management Personnel - Additional Information (Detail)				12 Months Ended
	Feb. 15, 2017 shares € / shares	Nov. 01, 2016 shares € / shares	Oct. 27, 2016 shares € / shares	Dec. 31, 2018 shares € / shares	Dec. 31, 2017 shares € / shares	Dec. 31, 2016 shares € / shares
Disclosure charged to the profit and loss statement [line Items]
Number of options allocated to Chief Medical Officer				625,445	1,014,733	496,243
Ton Logtenberg, CEO [member]
Disclosure charged to the profit and loss statement [line Items]
Number of options allocated to Chief Medical Officer				129,000
Number of options held by the chief executive officers				758,925	661,629	376,912
Average exercise price per share held by the chief executive officers | € / shares				€ 17.07	€ 14.20	€ 2.98
Number of RSU held				64,450	123,745
Andres Sirulnik Chief Medical Officer [member]
Disclosure charged to the profit and loss statement [line Items]
Number of options allocated to Chief Medical Officer			219,890
Exercise price per share | € / shares			€ 16.85
John Crowley Chief Financial Officer [member]
Disclosure charged to the profit and loss statement [line Items]
Number of options allocated to Chief Medical Officer		183,241
Exercise price per share | € / shares		€ 15.24
Peter Silverman Senior Vice President [member]
Disclosure charged to the profit and loss statement [line Items]
Number of options allocated to Chief Medical Officer	50,000
Exercise price per share | € / shares	€ 24.54